Investments and assets and liabilities held for sale, Breakdown of investment (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Breakdown of the investment [Abstract]
Equity	R$ (569,418)	R$ (455,904)	R$ (624,629)	R$ (737,056)
Total	(28,523)	(23,787)
Dona Juana [Member]
Breakdown of the investment [Abstract]
Equity	(43,755)		(32,222)
Investment-Estre Ambiental-51% (interest)	(22,316)		(16,433)
Advances received	(6,207)		(5,856)
Total	R$ (28,523)	R$ (23,787)	R$ (22,289)
Investment interest percentage	51.00%